Consolidated Statement of Changes in Equity (Parenthetical) - USD ($) $ in Millions	1 Months Ended		3 Months Ended	6 Months Ended
	May 31, 2024	Apr. 30, 2023	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Ordinary cash dividends paid, ordinary shares per share	$ 0.70	$ 0.55
Maximum percentage of dividends that may be paid from capital contribution reserves				50.00%	50.00%
Own shares purchased and cancelled as part of the share repurchase program					62,548,000
Credit Suisse
Increase of equity attributable to non-controlling interests			$ 285